Note 3 - Marketable Debt Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) (US States and Political Subdivisions Debt Securities, USD $)	Dec. 31, 2013	Dec. 31, 2012
US States and Political Subdivisions Debt Securities
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 2,229,451	$ 3,321,640
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	38,968	43,744
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,168,698
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	131,607
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	5,398,149	3,321,640
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses	170,575	43,744
Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	53,317,704	13,111,272
Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	3,393,066	189,558
Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	12,932,421
Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,802,790
Securities, Continuous Unrealized Loss Position, Fair Value	66,250,125	13,111,272
Continuous Unrealized Loss Position, Aggregate Losses	$ 5,195,856	$ 189,558